CONDENSED PARENT COMPANY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
CONDENSED BALANCE SHEETS

	December 31, 2013	December 31, 2012
Assets
Cash	$4,368,588	$7,645,949
Prepaid expenses	30,000	-
Investments in subsidiaries	294,843,080	322,526,371
Total assets	$299,241,668	$330,172,320

Liabilities and Stockholders' Equity
Current liabilities
Accrued liabilities and other payables	$113,000	$105,000
Total liabilities	113,000	105,000

Stockholders' Equity
Common stock	140,418,118	140,418,118
Additional paid in capital	-	4,978,698
Treasury stock	(498,799)	(414,063)
Retained earnings	127,963,861	163,276,046
Accumulated other comprehensive income	31,245,488	21,808,521
Total stockholders' equity	299,128,668	330,067,320

Total liabilities and stockholders' equity	$299,241,668	$330,172,320

CONDENSED STATEMENT OF INCOME

	For the years ended
	2013	2012	2011

General and administrative expenses	$(3,203,515)	$(2,419,836)	$(9,439,791)
Equity (loss)/income of subsidiaries	(10,933,902)	28,552,924	67,060,343
Net (loss) / income	$(14,137,417)	$26,133,088	$57,620,552

CONDENSED STATEMENT OF CASH FLOWS

	For the years ended
	2013	2012	2011

Net cash used in operating activities	$(3,192,625)	$(2,421,284)	$(7,887,611)
Net cash used in investing activities	-	-	(48,000,000)
Net cash (used in)/provided by financing activities	(84,736)	(1,554,674)	61,957,131
Cash as of January 1	7,645,949	11,621,907	5,552,387
Cash as of December 31	$4,368,588	$7,645,949	$11,621,907